Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	45,553	43,627
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,492	2,345
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	43,061	41,282
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	41,580	38,152
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,492	2,344
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	39,088	35,808
Treasury and other eligible bills | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	661	661
Treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	635	630
Treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	26	31
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	7,107	6,552
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,857	1,714
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	5,250	4,838
Equity securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	33,812	30,939
Equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	33,812	30,939
Loans and advances to banks and customers | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,988	4,556
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	1
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	2,988	4,555
Other | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	985	919
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 985	$ 919